SHARE-BASED COMPENSATION - Summary Of Restricted Shares Granted (Details) ¥ in Thousands	5 Months Ended	12 Months Ended
	Jun. 11, 2019 $ / shares	Dec. 31, 2020 CNY (¥) $ / shares shares
Weighted Average Grant Date Fair Value - Restricted Shares
Vested		$ 17.55
Forfeited		17.55
Outstanding at end of period		$ 17.55
Unvested restricted shares
Unrecognized share-based compensation cost
Unrecognized share-based compensation cost | ¥		$ 994
Weighted-average vesting period of unrecognized share-based compensation cost		7 months 28 days
Fang
Unrecognized share-based compensation cost
Weighted-average vesting period of unrecognized share-based compensation cost		3 years 1 month 6 days
Fang | Unvested restricted shares
Number of restricted shares
Vested | shares		(28,320)
Forfeited | shares		(6,168)
Weighted Average Grant Date Fair Value - Restricted Shares
Outstanding at beginning of period	$ 17.55
Fang | Stock Option | Company's employees
Unrecognized share-based compensation cost
Weighted average grant date fair value of option per share	$ 2.88
CIH's board of directors | Unvested restricted shares
Number of restricted shares
Outstanding at beginning of period | shares		672,030
Vested | shares		(306,977)
Forfeited | shares		(63,578)
Outstanding at end of period | shares		310,475
Weighted Average Grant Date Fair Value - Restricted Shares
Outstanding at beginning of period		$ 0.34
Vested		0.34
Forfeited		0.34
Outstanding at end of period		0.34
CIH's board of directors | Stock Option
Unrecognized share-based compensation cost
Weighted average grant date fair value of option per share		$ 0.49